Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subordinated liabilities [abstract]
Disclosure of subordinated liabilities

	2024	2023
	£m	£m
As at 1 January	10,494	11,423
Issuances	1,870	1,523
Redemptions	(476)	(2,239)
Other	33	(213)
As at 31 December	11,921	10,494
Subordinated liabilities include accrued interest and none of the Group’s subordinated liabilities are secured.

Dated subordinated liabilities[1]
			2024	2023
	Initial call date	Maturity date	£m	£m
Barclays PLC issued
4.375% Fixed Rate Subordinated Notes (USD 1,250m)		2024	—	380
3.75% Fixed Rate Resetting Subordinated Callable Notes (GBP 500m)	2025	2030	483	466
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	117	117
5.20% Fixed Rate Subordinated Notes (USD 2,050m)		2026	1,580	1,529
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m)	2026	2031	810	817
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m)	2027	2028	1,535	1,499
8.407% Fixed Rate Resetting Subordinated Callable Notes (GBP 1,000m)	2027	2032	1,010	1,033
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m)	2029	2030	1,088	1,078
3.564% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2030	2035	663	654
6.158% Fixed to Floating Tier 2 Subordinated Callable notes (AUD 500m)	2030	2035	248	—
Floating Rate Tier 2 Subordinated Callable Notes (AUD 500m)	2030	2035	248	—
4.973% Fixed Rate Resetting Tier 2 Subordinated Callable Notes (EUR 1,500m)	2031	2036	1,324	—
7.119% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m)	2033	2034	1,146	1,175
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2041	2042	590	623
Barclays Bank PLC issued
5.75% Fixed Rate Subordinated Notes		2026	279	286
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	76	84
6.33% Subordinated Notes		2032	45	45
Subordinated Floating Rate Notes (EUR 68m)		2040	56	59
External issuances by other subsidiaries		2033	623	649
Total dated subordinated liabilities			11,921	10,494
Note:
1Instrument values are disclosed to the nearest million.